Significant Accounting Policies	6 Months Ended
Dec. 31, 2022
Significant accounting policies [abstract]
Significant accounting policies

Note 3. Significant accounting policies

The accounting policies applied in these Interim condensed consolidated financial statements are consistent with those used in the Annual consolidated financial statements of Moolec since incorporation on August 21, 2020 and have been applied consistently by the Group for last fiscal year ended on June 30, 2022.

As of the date of publication of these interim condensed consolidated financial statements there are no significant changes, new standards, amendments and interpretations of IFRS accounting policies, with exception of:

Warrants

As part of the reorganization, the Group incorporated public warrants (“Public warrants”).

The warrants are an equity instrument only if (a) the instrument includes no contractual obligation to deliver cash or another financial asset to another entity and (b) if the instrument will or may be settled in the issuer’s own equity instruments, it is either a non-derivative that includes no contractual obligation for the issuer to deliver a variable number of its own equity instruments; or a derivative that will be settled only by the issuer exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments (“fixed-for-fixed’ condition”).

Public warrants were classified as financial liability as they do not comply with the fixed-for-fixed condition. These instruments are measured at Level 1 fair value based on its quoted price.